UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number : 811-5498

Name of Registrant: Putnam Master Intermediate Income Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:
Beth S. Mazor, Vice President
Putnam Master Intermediate Income Trust
One Post Office Square
Boston, Massachusetts 02109

Copy to:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant's telephone number including area code:
(617) 292-1000

Date of fiscal year end:
09/30

Date of Reporting Period:
07/01/2005 - 06/30/2006

Item 1. Proxy Voting Record

=================== PUTNAM MASTER INTERMEDIATE INCOME TRUST ====================

CROWN CASTLE INTERNATIONAL CORP.

Ticker:	CCI	Security ID:	228227104
Meeting Date: MAY 25, 2006		Meeting Type: Annual
Record Date: MAR 31, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Ari Q. Fitzgerald		For	Withhold	Management
1.2	Elect Director John P. Kelly		For	Withhold	Management
1.3	Elect Director Robert E. Garrison, II		For	Withhold	Management
2	Ratify Auditors		For	Abstain	Management

--------------------------------------------------------------------------------

DOBSON COMMUNICATION CORPORATION

Ticker:	DCEL	Security ID:	256069105
Meeting Date: JUN 7, 2006		Meeting Type: Annual
Record Date: APR 17, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Everett R. Dobson		For	For	Management
1.2	Elect Director Stephen T. Dobson		For	For	Management
1.3	Elect Director Robert A. Schriesheim		For	For	Management
2	Amend Omnibus Stock Plan		For	Against	Management
3	Ratify Auditors		For	For	Management

--------------------------------------------------------------------------------

GENESIS HEALTHCARE CORP.

Ticker:	GHCI	Security ID:	37184D101
Meeting Date: FEB 22, 2006		Meeting Type: Annual
Record Date: JAN 6, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Robert H. Fish		For	For	Management
1.2	Elect Director Charles W. McQueary		For	For	Management
1.3	Elect Director Charlene Connolly Quinn		For	For	Management

--------------------------------------------------------------------------------

ION MEDIA NETWORKS INC

Ticker:	ION	Security ID:	704231604
Meeting Date: JUN 23, 2006		Meeting Type: Annual
Record Date: APR 24, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor

1	Elect Director Frederick M. R. Smith		For	For	Management
2	Change Company Name		For	For	Management
3	Increase Authorized Common Stock		For	For	Management
4	Approve Omnibus Stock Plan		For	Against	Management
5	Ratify Auditors		For	For	Management

--------------------------------------------------------------------------------

IWO HOLDINGS, INC.

Ticker:		Security ID:	45071TAF2
Meeting Date: MAR 20, 2006		Meeting Type: Written Consent
Record Date: MAR 2, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1	THE PROPOSED AMENDMENTS		None	Did Not	Management
Vote

--------------------------------------------------------------------------------

KNOLOGY, INC.

Ticker:	KNOL	Security ID:	499183804
Meeting Date: MAY 2, 2006		Meeting Type: Annual
Record Date: MAR 7, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director O. Gene Gabbard		For	Withhold	Management
2	Approve Omnibus Stock Plan		For	Against	Management

--------------------------------------------------------------------------------

NORTHWESTERN CORP

Ticker:	NWEC	Security ID:	668074305
Meeting Date: JUL 14, 2005		Meeting Type: A
Record Date: MAY 16, 2005

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.01	Elect Stephen P. Adik		For	For	Management
1.02	Elect E. Linn Draper Jr.		For	For	Management
1.03	Elect Jon S. Fossel		For	For	Management
1.04	Elect Michael J. Hanson		For	For	Management
1.05	Elect Julia L. Johnson		For	For	Management
1.06	Elect Philip L. Maslowe		For	For	Management
2.00	Ratify selection of auditors		For	For	Management

--------------------------------------------------------------------------------

PUTNAM MASTER INTERMEDIATE INCOME TRUST

Ticker:	PIM	Security ID:	746909100
Meeting Date: JUN 29, 2006		Meeting Type: Annual

Record Date:		APR 3, 2006

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1.1	Elect	Director J.A. Baxter		For	Did Not	Management
Vote
1.2	Elect	Director C.B. Curtis		For	Did Not	Management
Vote
1.3	Elect	Director M.R. Drucker		For	Did Not	Management
Vote
1.4	Elect	Director C.E. Haldeman, Jr.		For	Did Not	Management
Vote
1.5	Elect	Director J.A. Hill		For	Did Not	Management
Vote
1.6	Elect	Director P.L. Joskow		For	Did Not	Management
Vote
1.7	Elect	Director E.T. Kennan		For	Did Not	Management
Vote
1.8	Elect	Director R.E. Patterson		For	Did Not	Management
Vote
1.9	Elect	Director G. Putnam, III		For	Did Not	Management
Vote
1.10	Elect	Director W.T. Stephens		For	Did Not	Management
Vote
1.11	Elect	Director R.B. Worley		For	Did Not	Management
Vote
2	Approve Conversion from Closed-End to			Against	Did Not	Management
	Open-End Fund				Vote

--------------------------------------------------------------------------------

STERLING CHEMICALS, INC.

Ticker:		SCHI	Security ID:	859166100
Meeting Date: APR 21, 2006		Meeting Type: Annual
Record Date: MAR 3, 2006

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Richard K. Crump			For	Withhold	Management
1.2	Elect Director Dr. Peter Ting Kai Wu			For	Withhold	Management
2	Ratify Auditors			For	For	Management

--------------------------------------------------------------------------------

STERLING CHEMICALS, INC.

Ticker:		SCHI	Security ID: 859166AA8
Meeting Date: APR 21, 2006		Meeting Type: Annual
Record Date: MAR 3, 2006

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1	Elect Director John W. Gildea			For	Against	Management

--------------------------------------------------------------------------------

SUN HEALTHCARE GROUP INC

Ticker:	SUNH	Security ID:	866933401
Meeting Date: OCT 31, 2005	Meeting Type: S
Record Date: SEP 16, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.00	Approve common stock issuance	For	For	Management

--------------------------------------------------------------------------------

SUN HEALTHCARE GROUP, INC.

Ticker:	SUNH	Security ID:	866933401
Meeting Date: MAY 25, 2006	Meeting Type: Annual
Record Date: APR 6, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Gregory S. Anderson	For	For	Management
1.2	Elect Director Tony M. Astorga	For	For	Management
1.3	Elect Director Christrian K. Bement	For	For	Management
1.4	Elect Director Michael J. Foster	For	For	Management
1.5	Elect Director Barbara B. Kennelly	For	For	Management
1.6	Elect Director Steven M. Looney	For	For	Management
1.7	Elect Director Richard K. Matros	For	For	Management
1.8	Elect Director Keith W. Pennell	For	For	Management
1.9	Elect Director Milton J. Walters	For	For	Management
2	Amend Omnibus Stock Plan	For	Against	Management
3	Ratify Auditors	For	For	Management

--------------------------------------------------------------------------------

TRAVELCENTERS OF AMERICA INC

Ticker:	Security ID:	894172113
Meeting Date: JUL 22, 2005	Meeting Type: C
Record Date: JUL 11, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.00	Misc. management - Fund/Trust/Debtholders	For	Against	Management

--------------------------------------------------------------------------------

WHX CORP

Ticker:	Security ID:	929248AB8
Meeting Date: JUL 11, 2005	Meeting Type: C
Record Date: JUN 14, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.00	Approve plan of reorganization	For	Did Not	Management
Vote

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'None' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PUTNAM MASTER INTERMEDIATE INCOME TRUST
__________________________________________________________________________
(Registrant)

By /s/ Charles E. Porter, Executive Vice President, Associate Treasurer
and Principal Executive Officer
_______________________________________________________________________
(Signature & Title)

Date: August 11, 2006